Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 20, 2021	Sep. 23, 2019	Jul. 22, 2019	Jul. 17, 2019	Apr. 19, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 26, 2019
Related party Transaction Expense				$ 10,000	$ 25,000
Percentage Of Founder Shares On Outstanding Shares													20.00%
Advances From Related Party Agreed Amount									$ 300,000
Due To Related Parties Current									$ 62,000
Common Stock Shares Resale or Transfer Share Price Threshold									$ 12.00
Related Party Expense In Transaction				10,000	25,000
Related party transaction, expenses from transactions with related party				$ 10,000	$ 25,000
Repayment of promissory notes associated with vested and unvested shares						$ 1,193,000	$ 0
Conversion of convertible securities						249,837,000	4,500,000
Maximum [Member]
Founder Shares Subject To Redemption													656,250
Affiliated Entity [Member]
Related party Transaction Expense						800,000	800,000
Related Party Expense In Transaction						800,000	800,000
Related party transaction, expenses from transactions with related party						$ 800,000	800,000
Affiliated Entity [Member] | Redeemable Common Stock Transaction [Member]
Sale of stock, put right period						6 months
Affiliated Entity [Member] | Operational Support [Member]
Accounts payable, related parties						$ 0			$ 0
Affiliated Entity [Member] | Identity Verification Services [Member]
Related party transaction, purchases from related party						100,000	100,000
Accounts payable, related parties						$ 100,000			$ 100,000
Management [Member] | Nonrecourse RelatedParty Promissory Notes [Member]
Options outstanding (in shares)									16,345,627
Share-based compensation arrangement by share-based payment award, options, outstanding, value									$ 7,200,000
Repayment of promissory notes associated with vested and unvested shares	$ 1,200,000
Forfeiture of related-party promissory notes (in shares)	370,734
Management [Member] | Nonrecourse RelatedParty Promissory Notes [Member] | Maximum [Member]
Related party transaction, rate									3.02%
Management [Member] | Nonrecourse RelatedParty Promissory Notes [Member] | Minimum [Member]
Related party transaction, rate									2.21%
CEO And Director | Redeemable Common Stock Transaction [Member]
Related party Transaction Expense		$ 3,000,000
Related Party Expense In Transaction		3,000,000
Related party transaction, expenses from transactions with related party		$ 3,000,000
Expense Reimbursement Agreement [Member]
Due To Related Parties Current									$ 62,000
Administrative Support Agreement [Member]
Related party Transaction Expense								$ 55,000	120,000
Accrued expenses—related party								55,000	60,000
Payment of outstanding accrued administrative support fees									115,000
Related Party Expense In Transaction								55,000	120,000
Related party transaction, expenses from transactions with related party								$ 55,000	120,000
Private Placement [Member]
Warrants Issued			4,016,667
Warrants Price			$ 1.50
Proceeds From Issuance Of Private Placement Warrants			$ 6,030,000
Working Capital Loans Eligible For Conversion Into Warrants									$ 1,500,000
Warrant Conversion Price			$ 1.50
Sale of stock, number of shares issued in transaction (in shares)	7,500,000
Sale of stock, price per share (in dollars per share)	$ 10.00
Sale of stock, consideration received on transaction	$ 75,000,000
Sale of Stock from CEO and Member Of Board of Directors [Member] | Chief Executive Officer And Director
Sale of stock, number of shares issued in transaction (in shares)		737,058
Sale of stock, price per share (in dollars per share)		$ 6.11
Sale of stock, consideration received on transaction		$ 4,500,000
Common Class A [Member]
Common stock, shares outstanding						182,973,780			46,025,754
Common stock par value	$ 0.0001		0.0001			$ 0.0001			$ 0.0001
Class of warrants redemption exercise price			$ 11.50
Common Class B [Member]
Common stock, shares outstanding					4,312,500			5,031,250	5,031,250
Common stock par value					$ 0.0001				$ 0.0001
Redeemable Class A Common Stock [Member]
Conversion of convertible securities							$ (4,500,000)
Previously Reported [Member]
Common stock, shares outstanding							832,394	965,797	1,270,698	1,066,749	841,072	1,038,579
Previously Reported [Member] | Common Class B [Member]
Common stock, shares outstanding													4,312,500
Restatement Adjustment [Member] | Common Class B [Member]
Common stock, shares outstanding													5,031,250